RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
Schedule of key management personnel compensation

	2025	2024	2023
Salaries and short-term benefits	$2.3	$1.9	$2.0
Stock-based compensation	14.6	—	1.5
Termination and other long-term benefits	0.1	0.1	0.1
	$17.0	$2.0	$3.6

Schedule of transactions between related parties

Operating transactions

	2025	2024	2023
Ultimate parent and parent corporation
Revenues	$0.4	$0.4	$0.4
Purchase of goods and services	2.5	2.5	2.6
Operating expenses recovered	(2.2)	(1.4)	(1.8)

Corporations under common control
Revenues	3.6	3.3	4.1
Purchase of goods and services	126.6	119.3	147.5
Operating expenses recovered	(3.6)	(2.6)	0.2

Other affiliated corporations
Purchase of goods and services	51.2	52.2	30.5
Acquisition of property, plant and equipment and intangible assets	34.8	35.6	11.0

Accounts receivable from affiliated corporations

	2025	2024
Ultimate parent and parent corporation
Accounts receivable	$2.2	$2.4
Dividends receivable	—	4.7
Interest receivable	14.9	14.6

Corporations under common control
Accounts receivable	12.0	11.8
	$29.1	$33.5

Accounts payable to affiliated corporations

	2025	2024
Ultimate parent and parent corporation
Accounts payable	$17.6	$42.0
Interest payable	—	4.7

Corporations under common control
Accounts payable	67.8	22.6
	$85.4	$69.3

Schedule of tax consolidation transactions

	2025	2024
Investment in an affiliated corporation	$—	$1,530.0
Subordinated loan from the parent corporation	—	(1,530.0)